Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,810,000.00
Previously Paid Amount	19,728.97
Total Fee Amount	29,803.37
Total Offset Amount	0.00
Net Fee	$ 10,074.40